SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES RELATED TO INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023		$ 2,100
Intangible assets, net		$ 2,100	$ 5,700